Income Taxes - Current and Deferred Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current:
U.S. federal					$ 20,382	$ 25,136
State and local					4,822	4,091
Foreign					1,029	842
Current income tax expense					26,233	30,069
Deferred
U.S. federal					(12,584)	(42,047)
State and local					798	(4,826)
Foreign					(46)
Deferred Income Tax Expense (Benefit), Total			$ (8,682)	$ (11,596)	(11,832)	(46,873)
Income Tax Expense (Benefit), Total	$ 711	$ (4,571)	$ 12,780	$ 3,932	$ 14,401	$ (16,804)